STOCKHOLDERS' DEFICIT	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 6 - STOCKHOLDERS' DEFICIT

ISSUANCES OF COMMON STOCK

On February 6, 2012, the Board of Directors authorized the issuance of 1,500,000 shares of common stock to a consultant for services performed. The shares were valued at the market price on the day of issuance, in the amount of $60,000.

On February 14, 2012, the Board of Directors authorized the issuance of 2,689,874 shares to convert three convertible notes totaling $50,000 in principal and $1,584 in accrued interest. The number of shares issued were within the terms of the convertible note agreement therefore no gain or loss was recorded on the conversion.

Also on February 14, 2012, the Board of Directors authorized the issuance of 1,282,051 shares for cash of $25,000, pursuant to the Adesso agreement described in Item 2.

On March 2, 2012, the Board of Directors authorized the issuance of 750,000 shares of common stock to a consultant for services performed. The shares were valued at the market price on the day of issuance, in the amount of $30,000.

On March 28, 2012, the Board of Directors authorized the issuance of 1,500,000 shares of common stock to a consultant for services performed. The shares were valued at the market price on the day of issuance, in the amount of $60,000.

During the quarter ended March 31, 2012, the Company recorded the vesting of deferred stock compensation as earned. The company recorded $151,859 in professional fees from these deferrals.

On June 6, 2012, the Board of Directors authorized the issuance of 2,500,000 shares of common stock to an investor relation firm for services performed. The Company recorded $87,500 in professional fees for these services. The shares were valued at the market price on the day of issuance.

During the quarter ended June 30, 2012, the Company recorded the vesting of deferred stock compensation as earned, in the amount of $8,700. The shares earned were valued at the closing market price on June 30, 2012.

During the six months ended June 30, 2012, the Company recorded imputed interest on a non-interest bearing note in the amount of $6,720, with an increase in paid in capital.

During the three and six months ended June 30, 2012, the Company did not issue any stock options or warrants.